Related party transactions	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Related party transactions
33.	Related party transactions

a)	Parent and ultimate controlling party

On October 31, 2016, the Company’s former parent company, ChipMOS Bermuda, was merged with and into the Company through a share exchange with the latter being the surviving entity and ChipMOS Bermuda being the dissolved entity. After the Merger, the Company has neither a parent company nor an ultimate controlling party. The transactions between the Company and its subsidiaries were eliminated in the accompanying consolidated financial statements and were not disclosed herein. The transactions between the Group and other related parties are as follows.

b)	Names of related parties and relationship

Name	Relationship
Unimos Shanghai	Associate
JMC	Associate

c)	Significant related party transactions

(a)	Subcontracting fee

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Unimos Shanghai	—	41,183	17	1

(b)	Purchases of materials

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
JMC	—	130	132,494	4,329
Unimos Shanghai	—	906	3,775	123

	—	1,036	136,269	4,452

Purchases of materials from associates are based on normal commercial terms and conditions. The payment terms of the purchases from associates are 30 to 90 days, which are the same as third party suppliers.

(c)	Disposal of property, plant and equipment

	2017
	Selling price	Gain on disposal
	NT$000	NT$000
Unimos Shanghai	21,982	20,240

There were no disposal of property, plant, and equipment to related parties for the years ended December 31, 2016 and 2018.

(d)	Acquisition of property, plant and equipment

	2018	2018
	NT$000	US$000
Unimos Shanghai	61,904	2,022

There were no acquisition of property, plant, and equipment from related parties for the years ended December 31, 2016 and 2017.

(e)	Acquisition of financial assets

In June 2017 and January 2018, ChipMOS BVI participated in Unimos Shanghai’s increase of paid-in capital based on its shareholding amounted to NT$1,373,486 thousand and NT$794,694 thousand (US$25,962 thousand), please refer to Note 14.

(f)	Patent licensing agreement

In May 2016, the Company and Unimos Shanghai entered into a patent licensing agreement. Under the agreement, Unimos Shanghai paid the Company a licensing fee in the aggregate total of US$2,500 thousand (amended to US$1,000 thousand in January 2017) which was accounted for as receipts in advance and long-term deferred revenue, and recognized royalty income for 10 years from the effective date. In addition, Unimos Shanghai shall pay the Company a running royalty for the foregoing license equivalent to 0.5% of the total revenue from the licensed products. Given that the related production lines of Unimos Shanghai have begun its operations in April 2017, the Company recognized royalty income henceforth. In April 2018, both parties agreed to terminate the agreement after an amicable negotiation, hence all remaining receipts in advance and long-term deferred revenue were recognized as royalty income. The Company recognized receipts in advance and long-term deferred revenue amounted to NT$3,018 thousand and NT$24,898 thousand, respectively, as of December 31, 2017 and royalty income amounted to NT$2,828 thousand for the year then ended. The Company recognized receipts in advance and long-term deferred revenue amounted to nil as of December 31, 2018 and royalty income amounted to NT$30,683 thousand (US$1,002 thousand) for the year then ended.

In October 2011, ChipMOS Bermuda and Unimos Shanghai entered into a patent licensing agreement which has a term of 10 years starting from August 1, 2012. Under the agreement, Unimos Shanghai will pay ChipMOS Bermuda a royalty in the aggregate total of RMB 27,400 thousand, which was accounted as receipts in advance and payable in 40 quarterly installments of RMB 685 thousand. The rights and obligations of this agreement have been transferred to the Company on October 31, 2016. In March 2017, Unimos Shanghai was derecognized from the consolidated financial statements and recorded as “Investment in associates”, therefore, royalty income for the three months ended March 31, 2017 were eliminated on a consolidated basis. The Company recognized receipts in advance amounted to NT$1,039 thousand as of December 31, 2017 and royalty income amounted to NT$9,170 thousand for the year then ended. The Company recognized receipts in advance amounted to NT$1,013 thousand (US$33 thousand) as of December 31, 2018 and royalty income amounted to NT$12,506 thousand (US$409 thousand) for the year then ended.

d)	Key management personnel compensation

	2016	2017	2018	2018
	NT$000	NT$000	NT$000	US$000
Salaries and short-term employee benefits	152,319	188,105	151,095	4,936
Post-employment compensation	3,335	5,622	2,067	68
Share-based payments	109,255	18,736	6,763	221

	264,909	212,463	159,925	5,225